Average Annual Total Returns - FidelityAdvisorOverseasFund-AMCIZPRO - FidelityAdvisorOverseasFund-AMCIZPRO - Fidelity Advisor Overseas Fund	Dec. 30, 2023
Fidelity Advisor Overseas Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(28.94%)
Past 5 years	0.96%
Past 10 years	4.74%
Fidelity Advisor Overseas Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(28.85%)
Past 5 years	0.67%
Past 10 years	4.49%
Fidelity Advisor Overseas Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(16.93%)
Past 5 years	0.82%
Past 10 years	3.86%
Fidelity Advisor Overseas Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(25.96%)
Past 5 years	1.34%
Past 10 years	4.69%
Fidelity Advisor Overseas Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(27.41%)
Past 5 years	1.22%
Past 10 years	4.77%
Fidelity Advisor Overseas Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(24.38%)
Past 5 years	2.47%
Past 10 years	5.69%
Fidelity Advisor Overseas Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(24.31%)
Past 5 years	2.59%
Since Inception	6.29%	[1]
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%

[1]	AFrom February 1, 2017.